Unaudited interim condensed consolidated statements of stockholders' equity - USD ($)	Total	Common Stock [Member]	Treasury Stocks [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	(Accumulated Deficit)/ Retained Earnings [Member]	Series A Preferred Stock [Member]	Series A Preferred Stock [Member] (Accumulated Deficit)/ Retained Earnings [Member]
Beginning balance, Shares at Dec. 31, 2023		33,257,291	(3,444,536)	811,878
Beginning balance at Dec. 31, 2023	$ 362,305,473	$ 332,573	$ (5,885,727)	$ 8,119	$ 270,242,635	$ 97,607,873
Exercise of warrants	1,800,000	$ 9,000			1,791,000
Exercise of warrants, Shares		900,000
Stock repurchases	(2,504,498)		$ (2,504,498)
Stock repurchases, Shares			(807,347)
Issuance of restricted shares and stock based compensation	1,895,372	$ 4,262			1,891,110
Issuance of restricted shares and stock based compensation, Shares		426,253
Dividends declared on Series A preferred shares							$ (870,492)	$ (870,492)
Net income	36,179,042					36,179,042
Ending balance, Shares at Jun. 30, 2024		34,583,544	(4,251,883)	811,878
Ending balance at Jun. 30, 2024	398,804,897	$ 345,835	$ (8,390,225)	$ 8,119	273,924,745	132,916,423
Beginning balance, Shares at Dec. 31, 2024		38,275,518	(4,251,883)	811,878
Beginning balance at Dec. 31, 2024	420,667,668	$ 382,755	$ (8,390,225)	$ 8,119	282,642,357	146,024,662
Issuance of restricted shares and stock based compensation	1,560,719	$ 3,891			1,556,828
Issuance of restricted shares and stock based compensation, Shares		389,100
Dividends declared on Series A preferred shares							$ (870,492)	$ (870,492)
Net income	24,050,420					24,050,420
Ending balance, Shares at Jun. 30, 2025		38,664,618	(4,251,883)	811,878
Ending balance at Jun. 30, 2025	$ 445,408,315	$ 386,646	$ (8,390,225)	$ 8,119	$ 284,199,185	$ 169,204,590